UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 6/30

Date of reporting period: 07/01/06 - 06/30/07





Item 1. Proxy Voting Record

Due to an administrative error, proxies issued by certain companies whose securities were held by the registrant were voted pursuant to the proxy voting policies of Wells Fargo Bank, N.A. for the period from July 1, 2006 to August 3, 2006 (and, as reported in the registrant's Form N-PX for the year ended June 30, 2006, during most of the period reported upon in such prior Form N-PX). This error occurred because securities of U.S. companies (but not direct investments in securities of non-U.S. companies) held by the registrant and the other two registrants that make up the Wells Fargo Advantage Funds family of mutual funds (the "WFAFs") were miscoded for proxy voting purposes by Wells Fargo Bank, N.A., in its capacity as the custodian of the registrant's securities. This coding error resulted in such proxies being voted in accordance with voting instructions issued by Wells Fargo Bank, N.A. for other accounts on which it issues proxy voting instructions, rather than in accordance with voting instructions issued by Wells Fargo Funds Management, LLC ("Funds Management"), the registrant's investment adviser, pursuant to proxy voting policies adopted by the registrant's Board of Trustees. The registrant's Proxy Voting Committee became aware of this process error in July 2006. The Committee determined that, because the proxy voting policies of Wells Fargo Bank, N.A. and the three WFAFs registrants are very similar, almost all proxies voted on behalf of the WFAFs during the period from July 1, 2006 to August 3, 2006 were voted in the same manner that they would have been voted under the registrant's proxy voting policies. Only an extremely small number of instances were identified (constituting less than 1/10th of 1% of all matters voted on behalf of the WFAFs during the reporting period) in which the votes actually cast on behalf of the WFAFs (in accordance with the Wells Fargo Bank, N.A. proxy voting policy) were different than the votes that would have been cast under the registrant's proxy voting policy. The custodian has rectified the voting process problem, and proxies relating to securities held by the registrant are now being voted according to the registrant's proxy voting policies.



========= WELLS FARGO ADVANTAGE CALIFORNIA LIMITED TERM TAX-FREE FUND ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.




=============== WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND =================


VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

Ticker:       VCV            Security ID:  92112B107
Meeting Date: JUN 22, 2007   Meeting Type: Annual
Record Date:  APR 27, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Linda Hutton Heagy          For       For        Management
1.2   Elect Trustee Wayne W. Whalen             For       For        Management




================= WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND =================


NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:                      Security ID:  67066V101
Meeting Date: AUG 1, 2006    Meeting Type: Annual
Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Lawrence H. Brown         For       For        Management
1.2   Elect  Director Judith M. Stockdale       For       For        Management
1.3   Elect  Director William C. Hunter         For       For        Management
1.4   Elect  Director David J. Kundert          For       For        Management
1.5   Elect  Director Eugene S. Sunshine        For       For        Management
1.6   Elect  Director Robert P. Bremner         For       For        Management
1.7   Elect  Director Jack B. Evans             For       For        Management


--------------------------------------------------------------------------------

NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.

Ticker:       NIO            Security ID:  670984103
Meeting Date: AUG 1, 2006    Meeting Type: Annual
Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Lawrence H. Brown           For       For        Management
1.2   Elect Trustee Judith M. Stockdale         For       For        Management
1.3   Elect Trustee William C. Hunter           For       For        Management
1.4   Elect Trustee David J. Kundert            For       For        Management
1.5   Elect Trustee Eugene S. Sunshine          For       For        Management
1.6   Elect Trustee Robert P. Bremner           For       For        Management
1.7   Elect Trustee Jack B. Evans               For       For        Management


--------------------------------------------------------------------------------

NUVEEN PREMIUM INCOME MUNICIPAL FUND, INC.

Ticker:       NPI            Security ID:  67062T100
Meeting Date: AUG 1, 2006    Meeting Type: Annual
Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Lawrence H. Brown           For       For        Management
1.2   Elect Trustee Judith M. Stockdale         For       For        Management
1.3   Elect Trustee William C. Hunter           For       For        Management
1.4   Elect Trustee David J. Kundert            For       For        Management
1.5   Elect Trustee Eugene S. Sunshine          For       For        Management
1.6   Elect Trustee Robert P. Bremner           For       For        Management
1.7   Elect Trustee Jack B. Evans               For       For        Management




=============== WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.



================ WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



================== WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND ===================


MASSACHUSETTS ST PORT AUTH SPL FACS REV

Ticker:                      Security ID:  575898AB7
Meeting Date: APR 9, 2007    Meeting Type: Written Consent
Record Date:  FEB 6, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                            For        Management
2     OPT OUT OF THE RELEASE PROVISIONS                   For        Management
3     US CITIZEN                                          For        Management




========== WELLS FARGO ADVANTAGE NATIONAL LIMITED TERM TAX-FREE FUND ===========


MASSACHUSETTS ST PORT AUTH SPL FACS REV

Ticker:                      Security ID:  575898AB7
Meeting Date: APR 9, 2007    Meeting Type: Written Consent
Record Date:  FEB 6, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                            For        Management
2     OPT OUT OF THE RELEASE PROVISIONS                   For        Management
3     US CITIZEN                                          For        Management




================= WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND =================


NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:                      Security ID:  67066V101
Meeting Date: AUG 1, 2006    Meeting Type: Annual
Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Lawrence H. Brown         For       For        Management
1.2   Elect  Director Judith M. Stockdale       For       For        Management
1.3   Elect  Director William C. Hunter         For       For        Management
1.4   Elect  Director David J. Kundert          For       For        Management
1.5   Elect  Director Eugene S. Sunshine        For       For        Management
1.6   Elect  Director Robert P. Bremner         For       For        Management
1.7   Elect  Director Jack B. Evans             For       For        Management


--------------------------------------------------------------------------------

NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.

Ticker:       NIO            Security ID:  670984103
Meeting Date: AUG 1, 2006    Meeting Type: Annual
Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Lawrence H. Brown           For       For        Management
1.2   Elect Trustee Judith M. Stockdale         For       For        Management
1.3   Elect Trustee William C. Hunter           For       For        Management
1.4   Elect Trustee David J. Kundert            For       For        Management
1.5   Elect Trustee Eugene S. Sunshine          For       For        Management
1.6   Elect Trustee Robert P. Bremner           For       For        Management
1.7   Elect Trustee Jack B. Evans               For       For        Management





================= WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.




============= WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND =============


MASSACHUSETTS ST PORT AUTH SPL FACS REV

Ticker:                      Security ID:  575898AB7
Meeting Date: APR 9, 2007    Meeting Type: Written Consent
Record Date:  FEB 6, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                            For        Management
2     OPT OUT OF THE RELEASE PROVISIONS                   For        Management
3     US CITIZEN                                          For        Management


--------------------------------------------------------------------------------

MASSACHUSETTS ST PORT AUTH SPL FACS REV

Ticker:                      Security ID:  575898AE1
Meeting Date: APR 9, 2007    Meeting Type: Written Consent
Record Date:  FEB 6, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                            For        Management
2     OPT OUT OF THE RELEASE PROVISIONS                   For        Management
3     US CITIZEN                                          For        Management




========= WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.




================ WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



========== END NPX REPORT


SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


WELLS FARGO FUNDS TRUST

BY: /s/ KARLA M. RABUSCH*
KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC. AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 31, 2007


*BY: /s/ ANDREW OWEN
ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY DATED AUGUST 31, 2007 AND FILED HEREWITH.


WELLS FARGO FUNDS TRUST
POWER OF ATTORNEY


Karla M. Rabusch, whose signature appears below, does hereby constitute and appoint Andrew Owen, an officer of Wells Fargo Funds Trust (hereafter the "Trust") individually with power of substitution or resubstitution, her true and lawful attorney-in-fact and agent ("Attorney-in-Fact") with full power of substitution and resubstitution for her in her name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Trust's proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Trust any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Trust and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Trust.

Effective Date:
August 31, 2007


/s/Karla M. Rabusch
_____________________________________
Karla M. Rabusch